Related party transactions - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Number Of Warrants Granted	350.000
Share based payment expense related to key management	€ 47	€ 0	€ 132
Rent paid to Ailanthus (related party)	€ 97	€ 104	€ 37